EDGAR

May 4, 1998



U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Filing Pursuant to Rule 497(j)
       John Hancock Investment Trust
         John Hancock Growth and Income Fund
         John Hancock Sovereign Balanced Fund
            John Hancock Sovereign Investors Fund
        File Nos.  2-10156, 811-0560

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus dated May 1, 1998 and Statement of Additional Information dated May 1, 1998 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.

                                                     Sincerely,


                                                     /s/Joan O'Neill
                                                     Joan O'Neill
                                                     Paralegal-Compliance